Condensed Statement of Cash Flows - USD ($)	3 Months Ended	8 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (161,674)	$ (1,094,284)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest on cash held in Trust Account	(69,443)	(9,918)
Changes in operating assets and liabilities:
Accounts receivable		(69,464)
Prepaid expenses	(1,319)	(96,506)
Accounts payable and accrued expenses	(49,676)	266,916
Due to affiliate	5,755	18,067
Net cash used in operating activities	(276,357)	(985,189)
Cash Flows from investing activities:
Cash held in Trust Account - restricted		(200,000,000)
Net cash used in investing activities		(200,000,000)
Cash flows from financing activities:
Proceeds from issuance of common stock to initial stockholders		25,000
Proceeds from sale of Units, net of underwriting commissions paid		175,500,000
Proceeds from sale of over-allotment Units, net of underwriting commissions paid		19,500,000
Proceeds from sale of Private Placement Warrants		6,750,000
Payment of offering expenses		(471,108)
Proceeds from promissory note from affiliate		100,000
Payment of advances for offering expenses and promissory note from affiliate		(146,037)
Proceeds of convertible note received from Sponsor	15,000
Net cash provided by financing activities	15,000	201,257,855
Increase in cash and cash equivalents	(261,357)	272,666
Cash and cash equivalents at beginning of period	272,666	0
Cash and cash equivalents at end of period	$ 11,309	272,666
Supplemental disclosure of noncash financing activities:
Deferred underwriting fees		7,000,000
Payment of offering costs through advance from related party		$ 46,037